Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (22)	$ (29)
Loans	209	205
Deposits	277	286
Guarantees and commitments	$ 55	$ 96